Derivative Warrant Liabilities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Warrant Liabilities [Line Items]
Percentage of market value	100.00%
Percentage of newly issued price	180.00%
Redemption price per warrant	$ 0.1
Exceeds public per share	10
Class A Ordinary Shares [Member]
Derivative Warrant Liabilities [Line Items]
Stock price trigger for redemption of public warrants	18
Redemption price per warrant	$ 10
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)	9,583,333
Public Warrants [Member] | Class A Ordinary Shares [Member]
Derivative Warrant Liabilities [Line Items]
Redemption price per warrant	$ 18
Private Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)		266,667
Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price of warrant	$ 11.5
Public Warrants expiration term	5 years
Percentage of equity proceeds from issuance	60.00%
Price per share, market value	$ 9.2
Adjustment of exercise price of warrants based on market value and newly issued price rate	115.00%
Redemption price per warrant	$ 0.01
Warrant [Member] | Class A Ordinary Shares [Member]
Derivative Warrant Liabilities [Line Items]
Issue price	9.2
Stock price trigger for redemption of public warrants	10
Fair market value per share	0.361
Warrant [Member] | Class A Ordinary Shares [Member] | Sponsor [Member]
Derivative Warrant Liabilities [Line Items]
Redemption price per warrant	10
Warrant [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Derivative Warrant Liabilities [Line Items]
Stock price trigger for redemption of public warrants	10
Warrant [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Derivative Warrant Liabilities [Line Items]
Stock price trigger for redemption of public warrants	18
Class A Common Stock Equals Or Exceeds Threshold One [Member]
Derivative Warrant Liabilities [Line Items]
Exceeds public per share	$ 18